Share option plan	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share option plan
Share option plan

The Board resolved, in its meeting on February 14, 2011, to establish a share option based incentive scheme for the Company’s employees and directors, approved a set of rules applicable to the scheme and reserved 6,000,000 of its authorized, but unissued share for use to satisfy future exercises of options granted under the scheme.

Further, the Board resolved that options granted prior to the listing of the Company’s shares could be granted at an exercise price equal to the subscription price in the private placement. No options have been granted under the scheme in 2014, 2013 or 2012. However, the Company did recognize a charge for share options granted at the Seadrill Ltd level related to North Atlantic employees of $0.4 million, $0.5 million and $0.8 million in 2014, 2013 and 2012, respectively.

Restricted Stock Units

On November 7, 2013, the Board of the Company approved 278,778 awards under North Atlantic Drilling Limited`s Restricted Stock Units (“RSU”) plan.

Under the terms of the plan, the holder of an award is entitled to receive a share in the respective company if still employed at the end of the three year vesting period.  There is no requirement for the holder to pay for the share on grant date or upon vesting of the award.  In addition the holder is entitled to receive an amount equal to the ordinary dividends declared and paid on the NADL shares during the vesting period.

The fair value of the awards are calculated based on the market share price on grant date which was NOK58.

The fair value of the awards expected to vest is recognized as compensation cost straight-line over the vesting period.  All awards are currently expected to vest. Compensation cost related to the RSU plans of $0.8 million has been recognized in 2014, 2013 $0.1 million and 2012 $0 million . As of December 31, 2014 and December 31, 2013 there was respectively $1.7 million and $2.6 million in unrecognized compensation costs related to non-vested awards.